Derivative liability - Schedule of Changes in Derivative Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Schedule of Changes in Derivative Liabilities [Line Items]
Balance
Balance	898,059	898,059
Addition of new derivatives recognized as debt discount - conversion feature	953,571	953,571
Addition of new derivatives recognized as loss on derivatives	117,217	117,217
Gain on change in fair value of the derivative	$ (172,729)	$ (172,729)